Submission	Jan. 15, 2026
Submission [Line Items]
Central Index Key	0002065707
Registrant Name	Hillhouse Frontier Holdings Inc.
Form Type	S-1/A
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Hillhouse Frontier Holdings Inc.